Convertible Promissory Notes and Notes Payable (Tables)	12 Months Ended
Jun. 30, 2024
Convertible Promissory Notes and Notes Payable
Schedule of convertible promissory notes and notes payable
	Maturity	June 30,	June 30,
	Date	2024	2023
Convertible Notes:
Promissory Note, 21- month term, as amended, 18.11% interest payable with common stock and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	$1,550,000	$2,150,000
Less current portion of notes payable		-	1,254,167
Notes payable, net of current portion		$1,550,000	$895,833

Acquisition Notes:
Convertible Notes, 36-month term notes, 0% cash interest, collateralized with all the assets of the Company	October 31, 2025	-	3,500,000
Subordinated Promissory Notes, 24-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Subordinated Promissory Notes, 12-month term notes, 4% cash interest, collateralized with all the assets of the Company	October 31, 2024	-	5,750,000
Total		$-	$15,000,000

Acquisition notes payable		-	5,750,000
Discount on acquisition notes payable, current		-	(93,380)
Acquisition notes payable, current		-	5,656,620

		-	9,250,000
Discount on acquisition notes payable, long-term		-	(1,644,915)
Acquisition notes payable, net of current and discount		$-	$7,605,085

Notes payable, Cygnet subsidiary:
SBA note payable, 30-year term note, 6% interest rate and collateralized with all assets of the Company	October 6, 2021	3,761,376	3,910,767
Inventory consignment note, 60 monthly payments, with first payment due June 30, 2022, 3.5% interest rate and no security interest in the assets of the business	June 30, 2027	1,002,221	1,099,592
GF Note, 6 annual payments, with first payment due December 31, 2022, 3.5% interest rate and no security interest in the assets of the business	November 7, 2026	683,968	683,968
Total		$5,447,565	$5,694,327

Notes payable, Cygnet subsidiary, current		5,447,565	795,778

Notes payable, Cygnet subsidiary, net of current		$-	$4,898,549

Notes Payable on Building for sale:
Mortgage Loan, 10-year term note, 4.8% interest, collateralized by land and warehouse building	September 26, 2032	$2,634,538	$2,841,566

Note Payable:
Promissory Note, 21-month term note, 10% cash interest and subordinate to the Convertible Notes. This note was amended as of November 15, 2023, extending the note to June 1, 2026 and adjusted the interest rate to 12%, paid in cash monthly.	June 1, 2026	560,000	560,000

Notes payable, current		-	362,667
Discount on notes payable, current		-	(24,193)
Notes payable, current net of discount		$2,634,538	$338,474

Notes payable, long-term		560,000	197,333
Discount on notes payable, long-term		(2,571)	(23,521)
Notes payable, long-term, net		$557,429	$173,812

Related Notes Payable:
Marshall Loan, 2-year term note, 12% cash interest, 3.5% PIK interest and subordinate to the Convertible Notes. November of 2023 extended to June 1, 2026 and interest was adjusted to 12% cash interest, paid monthly	June 1, 2026	$500,000	$1,500,000

Discount on related party note payable, current		-	(70,644)
Notes payable, current, net of discount		$-	$1,429,356

Discount on related party note payable, long term		-	-
Notes payable, long term, net		$500,000	$-

Total convertible notes payable, acquisition notes payable, notes payable and related party note payable		$10,689,532	$25,889,239

Schedule of future payments on notes payable
For the year ended June 30:
	Note Payable	Related Party Note Payable	Convertible Notes	Cygnet Subsidiary Notes Payable	Total
2025	$2,634,538	$-	$-	$5,447,565	$8,082,103
2026	560,000	500,000	1,550,000	-	2,610,000
	3,194,538	500,000	1,550,000	5,447,565	10,692,103
Note original discount	(2,571)	-	-	-	(2,571)
	$3,191,967	$500,000	$1,550,000	$5,447,565	$10,689,532